General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General

NOTE 1: GENERAL

a. Commtouch Software Ltd. ("Commtouch" or the Company") was incorporated under the laws of Israel in 1991. The Company and its subsidiary (Commtouch Inc.) develop and provide internet security solutions to OEM partners and enterprises. The Company's business is to develop and sell, through a variety of third party distribution channels, these solutions to various customers. The Company's messaging solutions are comprised of anti-spam, Zero-Hour Virus Outbreak Protection and GlobalView Mail Reputation solutions, its Web security solution is known as GlobalView URL filtering, and its antivirus solution is known as Command Antivirus. The Company operates in one reportable segment.

b. The Company expects that it will continue to be dependent upon third-party distribution channels for a significant portion of its revenues, which are expected to be derived from sales of the Company's anti-spam, Zero-Hour, anti-virus, IP reputation, URL filtering solutions and Command Antivirus.

c. Acquisition of Antivirus business:

On September 3, 2010, the Company completed the acquisition of the assets of the Antivirus business of Authentium Inc. (now known as SafeCentral Inc.), a private Florida based company, which provides security software products and services including licensing antivirus and anti malware software, as well as sale of multi-function consumer security suites and security software products and services. As a result of this transaction, the Company will generate additional revenues and be able to sell the new acquired Antivirus services as additional product offering to new and existing customers. The consideration in respect of the acquisition is payable as follows: $ 4,600 was paid in cash at the closing date (of which $920 was placed in escrow until 2011) and an amount of $ 3,000 in cash is contingent consideration payable to Authentium Inc. based on the Antivirus business's 2011 revenues, due in May 2012 as defined in the Asset Purchase Agreement. The contingent consideration is subject to adjustments upward or downward based on the revenue derived from the purchased customer contracts. In connection with this contingent earn-out consideration, the Company recorded an estimated amount of $2,831 as of the acquisition date. As of December 31, 2011, the fair value of the contingent consideration of $ 3,372 is presented in short term liabilities. The expenses incurred with respect of the acquisition were $ 300.

The acquisition was accounted for using the purchase method of accounting in accordance with ASC 805.

Under purchase accounting, the total purchase price was allocated to the Antivirus business's net tangible and identifiable intangible assets based on their estimated fair values at the acquisition date as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The fair value of the contingent consideration and the intangible assets was made by management with the assistance of a third party valuation.

Equipment and other assets	$128
Deferred revenue	(1,157)
Technology	1,546
Customer contracts and relationships	2,476
Covenants not-to-compete	646
Goodwill	3,792

Total purchase price	$7,431

Technology includes a virus detection technology (AV SDK and CSAM products) developed by Authentium, which is aimed at protecting customers against viruses, spyware, Trojan downloaders and other such Internet related threats. The technology is being amortized on a straight-line basis to cost of revenues over an estimated useful life of eight years.

Customer contracts and relationships is comprised of the Antivirus business's main customers and respective contracts. The customer contracts and relationships is being amortized on an accelerated basis to sales and marketing expenses, over an estimated useful life of ten years.

Covenants not-to-compete state that Authentium Inc. cannot compete against the Company by soliciting customers, employees etc. The covenants not to compete are being amortized on a straight-line basis to sales and marketing expenses, over an estimated useful life of six years.

In conjunction with the sale of the remaining business of Authentium to a third party and the discontinuation of Authentium, in 2011, the Company wrote off the remaining asset related to covenants not-to-compete in the amount of $502 which was recorded in sales and marketing expenses.

Goodwill represents the excess of the purchase price of the acquired business over the fair value of the underlying net tangible and intangible assets.